SPONSORSHIPS (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 03, 2020	Mar. 06, 2018	May 23, 2019	Mar. 31, 2016	Dec. 31, 2019	Dec. 31, 2018
Number of restricted common stock issued		55,000,000		120,000,000	64,860,346	160,000,000
Fair market value of share		$ 0.016
Ryan Dodd [Member]
Sponsorship fees			$ 1,250
Number of restricted common stock issued	85,000		262,500
Fair market value of share	$ 0.0315		$ 0.131
Payment for sponsorship	$ 2,578		$ 34,388